Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Aerospace & Defense — 1.0%
Safran S.A.	36,910	$ 6,127,544
		$ 6,127,544
Air Freight & Logistics — 1.3%
GXO Logistics, Inc.(1)	112,762	$ 7,562,947
		$ 7,562,947
Automobile Components — 0.5%
Pirelli & C SpA(2)	585,234	$ 3,119,894
		$ 3,119,894
Automobiles — 1.0%
Stellantis NV	170,938	$ 3,507,286
Tesla, Inc.(1)	9,809	2,623,221
		$ 6,130,507
Banks — 8.1%
Banco Santander S.A.	2,020,541	$ 8,187,800
Bank Polska Kasa Opieki S.A.	148,917	4,397,203
Barclays PLC	2,324,358	4,612,249
Citigroup, Inc.	62,894	2,997,528
HDFC Bank, Ltd.	220,778	4,429,137
HSBC Holdings PLC	773,596	6,425,808
ING Groep NV	293,763	4,287,959
Toronto-Dominion Bank (The)	52,961	3,492,579
Truist Financial Corp.	104,528	3,472,420
Wells Fargo & Co.	134,293	6,198,965
		$ 48,501,648
Beverages — 2.0%
Coca-Cola Co. (The)	135,884	$ 8,415,296
Diageo PLC	84,078	3,669,354
		$ 12,084,650
Biotechnology — 0.6%
CSL, Ltd.	21,702	$ 3,908,881
		$ 3,908,881
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	97,019	$ 12,969,500
		$ 12,969,500
Security	Shares	Value
Building Products — 0.5%
Cie de Saint-Gobain	47,740	$ 3,228,721
		$ 3,228,721
Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)	30,386	$ 1,378,309
Intercontinental Exchange, Inc.	28,231	3,240,919
Stifel Financial Corp.	47,520	3,019,421
		$ 7,638,649
Chemicals — 0.3%
Sika AG	5,209	$ 1,621,236
		$ 1,621,236
Commercial Services & Supplies — 0.6%
Waste Management, Inc.	20,854	$ 3,415,677
		$ 3,415,677
Construction Materials — 0.2%
CRH PLC	16,187	$ 964,275
		$ 964,275
Consumer Finance — 0.4%
Capital One Financial Corp.	20,676	$ 2,419,506
		$ 2,419,506
Consumer Staples Distribution & Retail — 1.2%
Dollar Tree, Inc.(1)	45,954	$ 7,092,081
		$ 7,092,081
Diversified Telecommunication Services — 0.4%
Telefonica S.A.	536,159	$ 2,284,446
		$ 2,284,446
Electric Utilities — 3.7%
Endesa S.A.	83,528	$ 1,790,243
Enel SpA	600,107	4,137,856
Iberdrola S.A.	405,633	5,062,921
NextEra Energy, Inc.	57,082	4,184,110
Redeia Corp. S.A.	192,777	3,224,323
SSE PLC	192,444	4,161,242
		$ 22,560,695
Electrical Equipment — 1.8%
AMETEK, Inc.	28,233	$ 4,477,754

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Schneider Electric SE	37,208	$ 6,636,866
		$ 11,114,620
Electronic Equipment, Instruments & Components — 3.0%
CDW Corp.	42,219	$ 7,897,908
Halma PLC	109,590	3,147,192
Keyence Corp.	4,637	2,080,816
Keysight Technologies, Inc.(1)	13,023	2,097,745
TE Connectivity, Ltd.	19,824	2,844,546
		$ 18,068,207
Entertainment — 1.2%
Walt Disney Co. (The)(1)	79,626	$ 7,077,955
		$ 7,077,955
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	20,400	$ 7,179,984
Fidelity National Information Services, Inc.	53,174	3,210,646
Visa, Inc., Class A	20,401	4,849,930
		$ 15,240,560
Food Products — 2.8%
Mondelez International, Inc., Class A	96,400	$ 7,146,132
Nestle S.A.	76,742	9,402,363
		$ 16,548,495
Gas Utilities — 0.2%
Enagas S.A.	72,654	$ 1,289,356
		$ 1,289,356
Ground Transportation — 0.7%
Union Pacific Corp.	18,670	$ 4,331,813
		$ 4,331,813
Health Care Equipment & Supplies — 2.8%
Alcon, Inc.	41,133	$ 3,500,073
Boston Scientific Corp.(1)	112,755	5,846,347
Intuitive Surgical, Inc.(1)	11,993	3,890,529
Straumann Holding AG	20,175	3,338,416
		$ 16,575,365
Health Care Providers & Services — 1.8%
Elevance Health, Inc.	15,491	$ 7,306,020
UnitedHealth Group, Inc.	6,767	3,426,606
		$ 10,732,626
Security	Shares	Value
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	151,010	$ 3,296,548
		$ 3,296,548
Hotels, Restaurants & Leisure — 2.5%
Amadeus IT Group S.A.	51,558	$ 3,698,569
Compass Group PLC	258,498	6,725,505
InterContinental Hotels Group PLC	59,229	4,377,449
		$ 14,801,523
Household Products — 0.6%
Reckitt Benckiser Group PLC	45,374	$ 3,399,059
		$ 3,399,059
Industrial Conglomerates — 1.4%
Siemens AG	49,382	$ 8,416,774
		$ 8,416,774
Insurance — 3.4%
AIA Group, Ltd.	401,492	$ 4,016,821
Allstate Corp. (The)	28,315	3,190,534
Arch Capital Group, Ltd.(1)	8,222	638,767
Assurant, Inc.	25,018	3,365,171
AXA S.A.	131,430	4,040,007
Poste Italiane SpA(2)	91,738	1,047,968
RenaissanceRe Holdings, Ltd.	22,926	4,281,660
		$ 20,580,928
Interactive Media & Services — 3.5%
Alphabet, Inc., Class C(1)(3)	112,681	$ 14,998,968
Meta Platforms, Inc., Class A(1)	18,723	5,965,148
		$ 20,964,116
IT Services — 0.8%
Accenture PLC, Class A	14,549	$ 4,602,576
		$ 4,602,576
Leisure Products — 0.5%
Yamaha Corp.	81,700	$ 3,165,728
		$ 3,165,728
Life Sciences Tools & Services — 1.6%
Danaher Corp.	21,926	$ 5,592,446
Lonza Group AG	2,852	1,657,114
Sartorius AG, PFC Shares	5,990	2,471,350
		$ 9,720,910

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 1.6%
Daimler Truck Holding AG	85,137	$ 3,195,216
Ingersoll Rand, Inc.	90,452	5,903,802
Sandvik AB	20,944	425,426
		$ 9,524,444
Media — 1.4%
Dentsu Group, Inc.	103,052	$ 3,448,261
Publicis Groupe S.A.	58,252	4,696,590
		$ 8,144,851
Metals & Mining — 1.2%
Anglo American PLC	89,849	$ 2,763,016
Rio Tinto, Ltd.	55,322	4,380,661
		$ 7,143,677
Multi-Utilities — 0.5%
CMS Energy Corp.	27,779	$ 1,696,464
Hera SpA	451,617	1,402,288
		$ 3,098,752
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	38,001	$ 6,219,243
ConocoPhillips	69,240	8,150,933
EOG Resources, Inc.	114,956	15,235,119
		$ 29,605,295
Personal Care Products — 0.4%
Kose Corp.	22,597	$ 2,212,838
		$ 2,212,838
Pharmaceuticals — 9.4%
AstraZeneca PLC	39,237	$ 5,637,423
Eli Lilly & Co.	39,712	18,051,090
Novo Nordisk A/S, Class B	89,023	14,355,154
Roche Holding AG PC	19,577	6,069,875
Sanofi	50,158	5,351,082
Zoetis, Inc.	39,030	7,341,153
		$ 56,805,777
Professional Services — 2.1%
Recruit Holdings Co., Ltd.	119,102	$ 4,125,175
RELX PLC	142,745	4,804,327
Verisk Analytics, Inc.	15,208	3,481,719
		$ 12,411,221
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.9%
ASML Holding NV	18,467	$ 13,227,335
Infineon Technologies AG	154,537	6,789,655
Micron Technology, Inc.	78,554	5,607,970
NVIDIA Corp.	9,247	4,321,031
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,340	5,387,811
		$ 35,333,802
Software — 6.3%
Adobe, Inc.(1)	13,643	$ 7,451,397
Dassault Systemes SE	71,140	3,040,427
Intuit, Inc.	12,487	6,389,598
Microsoft Corp.	63,346	21,279,188
		$ 38,160,610
Specialized REITs — 0.1%
American Tower Corp.	4,449	$ 846,689
		$ 846,689
Specialty Retail — 2.2%
Lowe's Cos., Inc.	23,156	$ 5,424,756
TJX Cos., Inc. (The)	92,526	8,006,275
		$ 13,431,031
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.(3)	98,553	$ 19,360,737
		$ 19,360,737
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	6,379	$ 5,924,608
		$ 5,924,608
Trading Companies & Distributors — 1.4%
Ashtead Group PLC	48,961	$ 3,622,320
IMCD NV	32,098	4,863,791
		$ 8,486,111
Total Common Stocks (identified cost $394,720,526)		$592,048,459

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 3.205%(2)(4)(5)	$4,541	$ 3,810,807
		$ 3,810,807
Oil, Gas & Consumable Fuels — 0.0%(6)
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(4)	$2,008	$ 11,293
		$ 11,293
Total Corporate Bonds (identified cost $6,287,587)		$ 3,822,100

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(7)	5,281,175	$ 5,281,175
Total Short-Term Investments (identified cost $5,281,175)		$ 5,281,175
Total Investments — 100.0% (identified cost $406,289,288)		$601,151,734
Other Assets, Less Liabilities — 0.0%(6)		$ 238,703
Net Assets — 100.0%		$601,390,437
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $7,989,962 or 1.3% of the Fund's net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at July 31, 2023.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	54.7%	$328,635,997
United Kingdom	8.9	53,344,944
France	6.5	39,045,845
Switzerland	4.7	28,433,623
Netherlands	4.3	25,886,371
Spain	4.2	25,537,658
Germany	3.5	20,872,995
Japan	2.5	15,032,818
Denmark	2.4	14,355,154
Italy	1.6	9,708,006
Australia	1.4	8,289,542
Ireland	0.9	5,566,851
Taiwan	0.9	5,387,811
India	0.7	4,429,137
Poland	0.7	4,397,203
Bermuda	0.7	4,281,660
Hong Kong	0.7	4,016,821
Canada	0.6	3,492,579
Sweden	0.1	425,426
Brazil	0.0(1)	11,293
Total Investments	100.0%	$601,151,734
(1)	Amount is less than 0.05%.

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	205	Long	9/15/23	$ 47,298,625	$2,323,115
STOXX Europe 600 Index	(1,691)	Short	9/15/23	(43,032,474)	(802,919)
STOXX Europe 600 Utilities Index	(143)	Short	9/15/23	(3,029,974)	(15,130)
					$1,505,066
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
PPTT	– Preferred Pass-Through Trust
REITs	– Real Estate Investment Trusts
At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,281,175, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,023,564	$111,042,861	$(110,785,250)	$ —	$ —	$5,281,175	$92,825	5,281,175
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 28,042,071	$ 10,429,297	$ —	$ 38,471,368
Consumer Discretionary	29,023,752	30,519,039	—	59,542,791
Consumer Staples	22,653,509	18,683,614	—	41,337,123
Energy	29,605,295	—	—	29,605,295
Financials	52,936,339	41,444,952	—	94,381,291
Health Care	51,454,191	46,289,368	—	97,743,559
Industrials	29,173,712	45,446,160	—	74,619,872
Information Technology	87,240,507	28,285,425	—	115,525,932
Materials	964,275	8,764,913	—	9,729,188
Real Estate	4,143,237	—	—	4,143,237
Utilities	5,880,574	21,068,229	—	26,948,803
Total Common Stocks	$341,117,462	$250,930,997*	$ —	$592,048,459
Corporate Bonds	$ —	$ 3,822,100	$ —	$ 3,822,100
Short-Term Investments	5,281,175	—	—	5,281,175
Total Investments	$346,398,637	$254,753,097	$ —	$601,151,734
Futures Contracts	$ 2,323,115	$ —	$ —	$ 2,323,115
Total	$348,721,752	$254,753,097	$ —	$603,474,849
Liability Description
Futures Contracts	$ (818,049)	$ —	$ —	$ (818,049)
Total	$ (818,049)	$ —	$ —	$ (818,049)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.